Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule Of Components Of Income Tax Expense Benefit

	Years Ended December 31,
	2012	2011	2010
Federal
Current	$18,142	$17,820	$17,729
Deferred	(21,167)	6,867	(2,409)
	(3,025)	24,687	15,320

State, Local and Foreign
Current	15,441	10,559	12,288
Deferred	(5,633)	1,968	(1,756)
	9,808	12,527	10,532
Total Provision	$6,783	$37,214	$25,852

Schedule Of Deferred Tax Assets And Liabilities

	At December 31,
	2012	2011
Deferred Tax Assets
Unearned and deferred compensation	$17,272	$12,598
Other	10,832	3,465
	28,104	16,063

Deferred Tax Liabilities
Receivables from affiliates	(13,251)	(14,378)
Investments	(31,598)	(45,812)

Other	(583)	-
	(45,432)	(60,190)
Net Deferred Tax Liability	$(17,328)	$(44,127)

Schedule Of Effective Income Tax Rate Reconciliation

	Years Ended December 31,
	2012		2011		2010
Pre-tax (loss) income from taxable subsidiaries	$(412)		$78,561		$49,253
Federal provision at statutory tax rate (35%)	(144)	35.0%	27,496	35.0%	17,238	35.0%
State and local taxes, net of federal benefit	616	(149.5%)	7,409	9.4%	4,303	8.7%
Amortization of intangible assets	465	(112.9%)	486	0.6%	854	1.7%
Other	1,069	(261.2%)	272	0.4%	264	0.6%
Tax provision — taxable subsidiaries	2,006	(488.6%)	35,663	45.4%	22,659	46.0%
Other state, local and foreign taxes	4,777		1,551		3,193
Total provision	$6,783		$37,214		$25,852